ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Impairment of Long-lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Equipment under capital leases, net of accumulated depreciation	$ 603	$ 1,400
Equipment under capital leases, accumulated depreciation	205	$ 500
Future minimum payments of capital leases:
2017	206
2018	176
2019	185
2021	36
Total minimum capital lease payments	$ 603